8 Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of related parties

The table below summarizes the balances and transactions with related parties:

	2020	2019
Assets
Trade receivables (a)	174	557
Related parties (b)	421	-
	595	557
Current	174	557
Non-current	421	-

Other income	2020	2019	2018
IESVAP (c)	-	-	252
IPTAN (c)	-	-	882
UEPC (a)	104	557	-
	104	557	1,134
Lease
RVL Esteves Gestão Imobiliária S.A.	11,288	10,417	9,655
UNIVAÇO Patrimonial Ltda.	2,915	2,816	2,625
IESVAP Patrimonial Ltda.	3,470	2,609	1,274
	17,673	15,842	13,554

(a)	Refers to sales of educational content from Medcel to UEPC recorded in trade receivables

(b)	Amounts to be reimbursed by the shareholders to Afya Brazil, mainly related to payments of legal cost and advisory services recorded in other assets.

(c)	Refers to share services and corporate expenses provided by Afya Brazil to IPTAN and IESVAP for the periods prior to their acquisition on April 26, 2018 recorded in the consolidated statements of income.

Schedule of key management personnel compensation

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

	2020	2019	2018

Short-term employee benefits	9,629	4,947	2,681
Share-based compensation plans	23,989	13,893	2,161
	33,618	18,840	4,842